COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.2%
Vanguard Intermediate-Term Corporate Bond ETF		214,990	$18,082,809

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$17,716,000)			18,082,809

PREFERRED SECURITIES—EXCHANGE-TRADED	8.9%
BANKING	3.2%
Bank of America Corp., 4.125%, Series PP(a)		1,021,287	17,944,013
Bank of America Corp., 4.25%, Series QQ(a)		945,620	17,087,353
Bank of America Corp., 4.375%, Series NN(a)		653,010	12,132,926
JPMorgan Chase & Co., 4.55%, Series JJ(a)		723,961	14,457,501
JPMorgan Chase & Co., 4.625%, Series LL(a)		139,838	2,834,516
M&T Bank Corp., 7.50%, Series J(a)		1,178,099	31,467,024
Morgan Stanley, 4.25%, Series O(a)		321,458	5,927,686
Morgan Stanley, 6.625%, Series Q(a)		2,592,505	67,171,805
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)		731,037	17,903,096
Truist Financial Corp., 4.75%, Series R(a)		176,072	3,609,476
Wells Fargo & Co., 4.375%, Series CC(a)		539,563	9,814,651
Wells Fargo & Co., 4.70%, Series AA(a)		1,164,664	22,815,768
Wells Fargo & Co., 4.75%, Series Z(a)		1,332,418	26,301,931

			249,467,746

FINANCIAL SERVICES	0.7%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		408,068	9,956,859
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		299,940	7,870,426
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,003,123	15,999,812
TPG Operating Group II LP, 6.95%, due 3/15/64		785,003	20,268,777

			54,095,874

INSURANCE	2.1%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		860,975	17,693,036
Arch Capital Group Ltd., 4.55%, Series G(a)		719,074	12,907,378
Arch Capital Group Ltd., 5.45%, Series F(a)		611,386	13,334,329
Athene Holding Ltd., 4.875%, Series D(a)		626,178	11,383,916
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		1,127,326	28,690,447
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)		674,795	17,247,760
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		704,757	18,394,158
Axis Capital Holdings Ltd., 5.50%, Series E(a)		207,379	4,437,911
Equitable Holdings, Inc., 5.25%, Series A(a)		278,359	6,026,472
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		678,389	17,814,495
Lincoln National Corp., 9.00%, Series D(a)		300,277	8,008,388
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		476,686	7,984,490

			163,922,780

REAL ESTATE	0.2%
Brookfield Property Partners LP, 5.75%, Series A(a)		78,485	1,051,699
DigitalBridge Group, Inc., 7.15%, Series I(a)		363,981	8,116,776
Public Storage, 4.70%, Series J(a)		135,722	2,706,297
Public Storage, 4.75%, Series K(a)		194,122	3,967,854

			15,842,626

		Shares		Value
TELECOMMUNICATIONS	0.6%
AT&T, Inc., 4.75%, Series C(a)			344,462	$6,861,683
Telephone & Data Systems, Inc., 6.00%, Series VV(a)			436,154	8,635,849
T-Mobile USA, Inc., 5.50%, due 6/1/70			356,608	8,077,171
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70			342,725	7,831,266
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69			445,506	11,048,549

				42,454,518

UTILITIES	2.1%
Algonquin Power & Utilities Corp., 8.76% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			854,909	21,800,179
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)			69,351	1,189,370
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)			780,677	12,100,493
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)			319,319	5,220,866
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)			637,381	10,778,113
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)			616,461	10,874,372
DTE Energy Co., 6.25%, due 10/1/85, Series H			1,213,024	30,798,679
SCE Trust VII, 7.50%, Series M(a)			814,878	18,986,657
SCE Trust VIII, 6.95%, Series N(a)			324,768	7,066,952
Xcel Energy, Inc., 6.25%, due 10/15/85			1,535,600	38,259,474

				157,075,155

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$710,388,860)				682,858,699

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	89.5%
BANKING	52.1%
Abanca Corp. Bancaria SA, 6.125% to 9/19/31 (Spain)(a)(b)(d)(e)		EUR	13,200,000	15,591,708
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)		EUR	15,400,000	19,755,148
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	21,000,000	26,478,614
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			19,600,000	21,900,246
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(d)(e)		EUR	13,400,000	16,330,715
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR	40,400,000	50,165,737
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(d)			24,000,000	23,610,862
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)			48,800,000	53,841,821
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			22,400,000	25,131,053
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(d)			45,400,000	54,821,575
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)			18,894,000	18,605,283
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)			26,133,000	26,429,766
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)			10,282,000	10,409,610
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)			33,390,000	33,846,660
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)			87,523,000	91,165,182
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(d)(e)		EUR	6,800,000	8,335,539
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)			14,500,000	15,426,028
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)			3,648,000	3,579,521
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(b)			20,800,000	20,789,997
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)			19,910,000	20,801,307
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)			18,400,000	19,775,198
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)			21,899,000	23,303,098
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)			17,180,000	18,210,800

	Principal Amount*		Value
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		18,400,000	$19,518,058
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		20,967,000	22,222,539
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)	GBP	26,850,000	38,076,337
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	26,515,000	37,594,743
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)	GBP	14,600,000	21,271,172
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		68,950,000	78,401,114
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		60,800,000	55,596,250
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		19,200,000	20,112,634
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		79,700,000	84,621,634
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		54,200,000	58,463,101
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		39,600,000	42,360,199
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		15,800,000	17,025,416
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(d)(e)	EUR	18,800,000	23,118,991
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		22,140,000	22,763,795
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		11,579,000	11,461,543
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		87,988,000	82,680,810
Citigroup Capital III, 7.625%, due 12/1/36		4,800,000	5,344,639
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		114,140,000	117,752,189
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		97,095,000	99,843,468
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		35,722,000	37,994,455
Citigroup, Inc., 7.125% to 8/15/29, Series CC(a)(b)		17,980,000	18,601,892
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		46,408,000	48,787,153
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		36,159,000	36,347,027
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		28,370,000	28,691,148
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		31,400,000	33,024,989
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(e)	EUR	19,709,600	26,674,657
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	20,995,000	30,110,904
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(d)(f)		42,400,000	43,338,185
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(d)(f)(g)(h)		7,740,000	735,300
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(d)(f)(g)(h)		37,700,000	3,581,500
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)		24,213,000	2,300,235
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR	24,400,000	30,895,398
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	28,400,000	36,462,113
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR	13,600,000	16,620,802
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	17,000,000	21,676,022
Eurobank Ergasias Services & Holdings SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR	26,100,000	32,016,872
Goldman Sachs Capital I, 6.345%, due 2/15/34		11,523,000	12,316,406
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)		5,230,000	5,174,216
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)		52,306,000	54,396,043
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		92,985,000	98,290,259
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(d)		34,198,000	32,460,451
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		41,691,000	41,903,293
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		27,369,000	29,826,051
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		17,437,000	17,833,064
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		16,800,000	17,480,064
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		21,135,000	22,441,693
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(b)		17,302,000	17,066,201
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)		25,980,000	25,938,848
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(d)		9,492,000	8,477,441
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(d)(e)		21,300,000	20,583,510

	Principal Amount*		Value
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)		48,200,000	$49,743,394
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(d)(e)		41,300,000	43,803,813
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)		18,500,000	19,247,222
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		47,811,000	51,955,415
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR	20,980,000	26,781,391
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)		17,850,000	18,496,955
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		55,324,000	58,345,908
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)		17,400,000	18,173,169
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)	EUR	10,200,000	12,555,521
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)		11,400,000	11,688,493
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP	23,800,000	32,838,350
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)		6,000,000	6,497,766
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	11,600,000	16,395,306
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)		5,641,000	5,449,550
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP	23,200,000	32,361,574
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(a)(b)(d)(e)	GBP	14,000,000	18,999,180
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)		30,800,000	34,722,534
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(d)(f)		4,000,000	4,062,136
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)	EUR	20,400,000	25,109,274
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		52,522,000	51,055,470
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		23,626,000	23,832,751
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		36,048,000	36,689,438
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		45,213,000	46,466,802
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(b)		50,000,000	49,559,147
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		36,200,000	37,380,392
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		53,200,000	50,261,344
Societe Generale SA, 6.125% to 3/17/32 (France)(a)(b)(d)(e)	EUR	17,200,000	20,281,053
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		48,346,000	48,746,257
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		35,000,000	36,724,695
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(d)(f)		21,000,000	22,741,068
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		38,600,000	41,440,728
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		54,700,000	60,675,537
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(d)(f)		26,098,000	24,593,779
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)		40,300,000	43,342,529
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		36,819,000	38,345,479
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)		25,400,000	24,231,880
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		42,000,000	45,223,920
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)		26,300,000	26,393,234
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)		14,551,000	15,336,172
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		43,805,000	46,358,864
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)		5,582,000	5,582,128
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)		17,167,000	17,015,038
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)		5,548,000	5,579,973
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(d)(f)		46,400,000	42,271,073
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(d)(f)		14,100,000	13,932,151
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		28,400,000	29,392,381
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(d)(f)		42,300,000	43,165,416
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)		26,121,000	28,234,712
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		53,300,000	58,933,490
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)		63,200,000	75,354,118

		Principal Amount*		Value
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(d)(e)		EUR	15,200,000	$18,997,555
Wells Fargo & Co., 5.95%, due 12/15/36			19,694,000	20,395,714
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			26,828,000	28,240,494
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			25,292,000	27,108,598
Wells Fargo & Co., 7.95%, due 11/15/29, Series B			3,078,000	3,447,549

				4,023,138,172

ENERGY	1.2%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)			28,182,000	29,225,748
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)			21,545,000	23,032,122
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)			37,250,000	37,859,224

				90,117,094

FINANCIAL SERVICES	2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			9,405,000	9,849,317
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			22,849,000	22,289,030
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			36,970,000	34,136,316
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)			16,737,000	16,492,724
Brookfield Finance, Inc., 6.30% to 10/15/34, due 1/15/55 (Canada)(b)			7,719,000	7,665,029
ILFC E-Capital Trust II, 6.52% (3 Month USD Term SOFR + 2.062%), due 12/21/65(c)(f)			14,335,000	12,313,222
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)			47,200,000	48,917,419

				151,663,057

HEALTH CARE	1.0%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(b)			23,734,000	24,537,277
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			53,835,000	56,604,431

				81,141,708

INSURANCE	10.5%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)			31,400,000	32,445,934
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)			14,750,000	15,217,914
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)			24,844,000	25,488,389
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(b)			32,770,000	33,603,013
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(d)(e)		EUR	17,100,000	21,560,322
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR	19,800,000	24,304,347
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(d)(e)		EUR	6,600,000	8,362,328
AXA SA, 6.379% to 12/14/36 (France)(a)(b)(f)			8,800,000	9,992,717
AXA SA, 8.60%, due 12/15/30 (France)			8,837,000	10,539,090
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			14,721,000	15,100,026
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(f)			19,310,000	20,086,783
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			26,835,000	26,673,158
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(b)			23,150,000	24,150,173
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)			30,400,000	29,951,925
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			25,210,000	26,716,272
Hartford Insurance Group, Inc., 6.598% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)			25,318,000	23,703,909
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			18,382,000	19,794,271
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(b)(f)			61,457,000	63,993,269
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)			75,680,000	84,771,514
MetLife, Inc., 6.40%, due 12/15/36			7,271,000	7,660,064
MetLife, Inc., 9.25%, due 4/8/38(f)			33,044,000	39,708,083
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(b)(f)			30,275,000	32,627,125
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)			13,047,000	13,118,980

		Principal Amount*		Value
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(b)			21,723,000	$22,821,445
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Bermuda)(e)			25,800,000	27,553,222
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)			10,030,000	9,808,418
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			29,300,000	28,634,664
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(f)			16,527,000	17,263,129
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55 (Japan)(b)(f)			35,000,000	35,657,160
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(f)			14,350,000	14,754,871
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			6,840,000	7,276,043
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51 (Switzerland)(b)(e)			19,130,000	17,354,793
Zurich Finance Ireland II DAC, 6.25% to 5/22/35, due 11/22/55 (Ireland)(b)(e)			21,360,000	22,724,554

				813,417,905

PIPELINES	8.5%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)			18,410,000	18,340,778
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)			9,752,000	9,862,471
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			23,737,000	23,844,932
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			62,059,000	62,775,781
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)			31,620,000	33,581,009
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			9,070,000	9,447,548
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)			21,917,000	23,806,574
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			34,192,000	36,852,377
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)			43,480,000	49,834,819
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)			19,312,000	19,453,171
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			48,060,000	48,034,240
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)			19,085,000	19,069,971
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			53,490,000	55,373,490
Enterprise Products Operating LLC, 7.433% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)			5,226,000	5,230,181
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)			35,650,000	35,399,559
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)			36,205,000	36,336,062
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)			24,980,000	26,543,323
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)			40,155,000	41,984,663
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)			34,375,000	34,114,393
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			69,129,000	68,560,732

				658,446,074

REAL ESTATE	0.1%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR	8,000,000	9,651,106

RETAIL & WHOLESALE—STAPLES	0.2%
Land O’ Lakes, Inc., 7.00%(a)(f)			4,075,000	3,555,438
Land O’ Lakes, Inc., 7.25%(a)(f)			15,285,000	13,909,350

				17,464,788

TELECOMMUNICATIONS	2.6%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)			26,555,000	27,584,803
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)			41,590,000	43,509,004
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)			22,522,000	23,512,990
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(b)			11,504,000	12,200,861
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)			38,078,000	39,212,358
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)			38,115,000	40,232,746
Vodafone Group PLC, 5.125% to 12/4/50, due 6/4/81 (United Kingdom)(b)			18,506,000	14,614,964

				200,867,726

		Principal Amount*	Value
UTILITIES	11.3%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		24,784,000	$24,384,360
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)		8,975,000	9,316,777
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		58,721,000	57,343,389
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)		21,380,000	21,428,447
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)		38,375,000	39,759,301
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		29,201,000	28,323,279
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)		34,655,000	34,620,206
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)		31,585,000	31,708,379
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(b)		10,690,000	11,596,008
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)		26,944,000	28,293,544
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)		8,465,000	9,000,276
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)		21,560,000	22,504,544
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		32,768,000	30,300,229
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)		19,480,000	20,188,663
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)		24,038,000	23,738,027
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)		21,480,000	21,657,428
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)		39,675,000	39,971,284
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)		12,185,000	12,627,595
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		14,424,000	15,105,175
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		15,260,000	15,972,703
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)		18,240,000	19,156,615
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		21,100,000	21,646,174
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)		7,699,000	8,001,232
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		39,870,000	42,273,403
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		26,518,000	27,472,462
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)		39,977,000	43,100,043
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(b)		11,500,000	11,918,237
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		58,104,000	56,678,872
Sempra, 6.375% to 1/1/31, due 4/1/56(b)		38,490,000	39,523,658
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		47,882,000	48,993,102
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		37,448,000	38,853,613
Sierra Pacific Power Co., 6.20% to 9/16/30, due 12/15/55(b)		15,880,000	15,909,997

			871,367,022

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$6,605,213,109)			6,917,274,652

		Shares
SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(i)		36,056,767	36,056,767
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(i)		36,056,426	36,056,426

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$72,113,193)			72,113,193

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$7,405,431,162)	99.5%		7,690,329,353
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		35,568,900

NET ASSETS	100.0%		$7,725,898,253

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/ Receive	Fixed Payment Frequency	Floating Rate (resets daily)		Floating Rate Pay/ Receive	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
EUR 112,900,000	2.388%	Pay	Annually	2.096%(j	)	Receive	Semi-Annually	12/16/30	$59,075	$—	$59,075
$ 136,000,000	3.227%	Receive	Annually	4.240%(k	)	Pay	Annually	12/16/30	(1,121,448)	—	(1,121,448)

									$(1,062,373)	$—	$(1,062,373)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	436,306,688	USD	510,247,583	10/27/25	$ (2,777,842)
Brown Brothers Harriman	GBP	169,868,798	USD	226,752,762	10/27/25	(1,735,391)

						$ (4,513,233)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$18,082,809	$—	$—	$18,082,809
Preferred Securities—Exchange-Traded:
Utilities	118,815,681	38,259,474	—	157,075,155
Other Industries	525,783,544	—	—	525,783,544
Preferred Securities—Over-the-Counter	—	6,917,274,652	—	6,917,274,652
Short-Term Investments	—	72,113,193	—	72,113,193

Total Investments in Securities(l)	$662,682,034	$7,027,647,319	$—	$7,690,329,353

Interest Rate Swap Contracts	$—	$59,075	$—	$59,075

Total Derivative Assets(l)	$—	$59,075	$—	$59,075

Forward Foreign Currency Exchange Contracts	$—	$(4,513,233)	$—	$(4,513,233)
Interest Rate Swap Contracts	—	(1,121,448)	—	(1,121,448)

Total Derivative Liabilities(l)	$—	$(5,634,681)	$—	$(5,634,681)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at September 30, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,525,164,034 or 32.7% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $982,552,856 which represents 12.7% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,604,763,214 which represents 20.8% of the net assets of the Fund, of which 0.3% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Based on EURIBOR. Represents rates in effect at September 30, 2025.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at September 30, 2025.
(l)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Country Summary	% of Net Assets
United States	47.4
Canada	13.4
United Kingdom	8.7
France	8.6
Switzerland	4.3
Netherlands	3.6
Spain	3.5
Japan	2.8
Germany	1.9
Sweden	0.9

Country Summary	% of Net Assets
Ireland	0.9
Italy	0.8
Greece	0.7
Austria	0.5
Bermuda	0.5
Other (includes short-term investments)	1.5

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.